Statutory Information - Schedule of Statutory Net Income and Capital and Surplus (Details) - Kansas Department of Commerce - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statutory Accounting Practices [Line Items]
Statutory net income	$ 481,703	$ 71,464	$ 67,287
Statutory capital and surplus	$ 158,528	$ 428,366	$ 415,720